Supplementary cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in non-cash working capital
Accounts receivable and other	$ (29,337)	$ (3,769)
Inventories	(33,566)	(20,552)
Accounts payable and accrued liabilities	34,621	(3,993)
Total	$ (28,282)	$ (28,314)